JPMorgan Trust II

270 Park Avenue

New York, NY 10017

December 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan Tax Free Bond Fund

File Nos. 333-95973 and 811-04236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, the Registration Statement on Form N-14 (“Registration Statement”) with respect to the reorganization of the JPMorgan Tax Aware Income Opportunities Fund with and into the JPMorgan Tax Free Bond Fund.

If you have any questions or comments, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary